Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Summary of intangible assets
Total intangible assets	$ 5,070	$ 4,993
Accumulated amortization	(4,163)	(4,141)
Intangible assets, net	907	852
Customer lists [Member]
Summary of intangible assets
Total intangible assets	3,980	3,980
Patents and licenses [Member]
Summary of intangible assets
Total intangible assets	$ 1,090	$ 1,013